August 4, 2014

via edgar

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Gottex Trust (the “Trust”)
Registration Numbers 333-191185; 811-22889

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed with the U.S. Securities and Exchange Commission electronically on July 30, 2014 (Accession number 0001144204-14-045731 ).

If you have any questions concerning this filing, please do not hesitate to contact me at (617) 532-0202.

Very truly yours,

/s/ William H. Woolverton

William H. Woolverton